TAX (Tables)	12 Months Ended
Dec. 31, 2019
TAX [abstract]
Schedule of analysis of tax expense in the Group's consolidated statement of profit or loss and other comprehensive income
	2017	2018	2019
	(restated)	(restated)

Current tax
Provision for PRC enterprise income tax on the estimated taxable profits for the year	11,475	18,151	19,054
Provision for overseas enterprise income tax on the estimated taxable profits for the year	4,390	5,043	3,179
Deferred tax
Temporary differences in the current year	(7,573)	(712)	(130)
Effect of changes in tax rates	3,376	-	2,501

Income tax expense for the year	11,668	22,482	24,604

Schedule of reconciliation of the PRC statutory corporate income tax rate to effective income tax rate of the Group
	2017	2018	2019
	%	%	%
	(restated)	(restated)

PRC statutory enterprise income tax rate	25.0	25.0	25.0
Effect of different tax rates for overseas subsidiaries	(1.6)	7.0	2.6
Effect of changes in tax rates	9.4	-	2.9
Tax credit from the government	(2.7)	(0.8)	(2.6)
Tax reported in equity-accounted entities within China	(0.2)	(0.2)	(0.1)
Tax losses previously not recognized	-	(0.2)	-
Others	2.2	(0.9)	0.9

Group's effective income tax rate	32.1	29.9	28.7

Schedule of movements of deferred tax liabilities net of deferred tax assets

2017
(restated)

At December 31, 2016	(19,185)
Credit to the profit or loss	(7,573)
Changes in tax rates	3,376
Charge to equity	7
Exchange differences	1,143
At December 31, 2017	(22,232)

2018
(restated)

At December 31, 2017	(22,232)
Credit to the profit or loss	(712)
Changes in tax rates	-
Charge to equity	(190)
Exchange differences	(1,151)
At December 31, 2018	(24,285)

2019

At December 31, 2018	(24,285)
Credit to the profit or loss	(130)
Changes in tax rates	2,501
Charge to equity	(111)
Exchange differences	(365)
At December 31, 2019	(22,390)

Schedule of principal components of deferred tax balances
	2018	2019
	(restated)

Deferred tax assets
Property, plant and equipment	5,322	5,996
Provision for dismantlement	11,087	12,418
Losses available for offsetting against future taxable profit	18,565	19,367
Fair value of long term borrowings	1,770	1,472
Others	2,008	687

	38,752	39,940

Deferred tax liabilities
Property, plant and equipment	(14,078)	(17,313)
Fair value changes on other financial assets	-	(2)
Others	(389)	(235)

	(14,467)	(17,550)

Net deferred tax assets	24,285	22,390
Of which
– deferred tax assets	27,465	25,992
– deferred tax liabilities	(3,180)	(3,602)